UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report
December 31, 2013

DSM	Large Cap Growth Fund
[DSMLX]
DSM	Global Growth Fund
[DSMGX]
DSM	Small-Mid Cap Growth Fund
[DSMMX]
DSM	Global Growth & Income Fund
[DSMYX]

TABLE OF CONTENTS

Shareholder Letter	1
Sector Allocations	7
Schedules of Investments	9
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes	21
Financial Highlights	25
Notes to Financial Statements	29
Expense Example	40
Approval of Investment Advisory Agreements	43
Additional Information	48
Privacy Notice	Inside Back Cover

DSM Funds

Dear Shareholder:
DSM Large Cap Growth Fund

During the six-month period from July 1, 2013 through December 31, 2013 (the “Period”), the Fund’s NAV appreciated from $24.25 to $29.35, an increase of 23.84% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, was 19.39% and 16.31% respectively.

Performance Factors

At December 31, 2013, the majority of the portfolio was invested in the consumer discretionary, technology and health care sectors with smaller weightings in the materials, industrials, financials and consumer staples sectors.

The Fund’s outperformance of the Russell 1000 Growth Index was primarily due to DSM’s selection of stocks in the consumer discretionary and technology sectors.  DSM’s stock selections in the energy sector detracted from performance in the Period.

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Tencent Holdings (instant messaging and electronic game platforms), Las Vegas Sands (operator of casino resorts in the US and Asia), Alexion Pharmaceuticals (specialty pharmaceuticals) and Wynn Resorts (operator of casino resorts in the US and Asia).

The holdings which contributed least to the Fund’s performance during the Period were Intuitive Surgical (robotic surgery machines), Kinder Morgan (pipeline transportation and energy storage company, Regeneron Pharmaceuticals (specialty pharmaceuticals), Union Pacific (rail transportation) and The Swatch Group (manufacturer of watches and watch components).

DSM Global Growth Fund

During the six-month period from July 1, 2013 through December 31, 2013 (the “Period”), the Fund’s NAV appreciated from $16.38 to $19.88, an increase of 25.64% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net was 15.79%.

Performance Factors

At December 31, 2013, the majority of the portfolio was invested in the consumer discretionary, technology, health care and industrials sectors with smaller weightings in the financials, materials, consumer staples, utilities and energy sectors.

DSM Funds

The major contributors to the Fund’s return during the Period were Celgene (specialty pharmaceuticals), Tencent Holdings (instant messaging and electronic game platforms), Galaxy Entertainment Group (operator of casino resorts in Asia), Sands China (operator of casino resorts in Asia) and Wynn Macau (operator of casino resorts in Asia).

The holdings which contributed least to the Fund’s performance during the Period were Intuitive Surgical (robotic surgery machines), Telekomunikasi Indonesia (Indonesian domestic telecommunications provider), HDFC Bank (corporate banking and custodial services), Partners Group Holding (global asset management) and Sanofi (pharmaceuticals).

DSM Small-Mid Cap Growth Fund

During the six-month period from July 1, 2013 through December 31, 2013 (the “Period”), the Fund’s NAV appreciated from $15.24 to $18.72, an increase of 26.50% including reinvested dividends.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the Russell 2500 Growth was 21.4%.

Performance Factors

At December 31, 2013, the majority of the portfolio was invested in the consumer discretionary, technology, financials, health care and industrials sectors with smaller weightings in the materials, consumer staples and energy sectors.

The Fund’s outperformance of the Russell 2500 Growth Index was primarily due to DSM’s selection of stocks in the technology and financials sectors.  DSM’s stock selections in the materials sector detracted from performance in the Period.

The major contributors to the Fund’s return during the Period were MGM China Holdings (operator of casino resorts in Asia), Cardtronics (automated teller machines), Syntel (technology solutions provider), iGATE (offshore IT solutions provider) and Salix Pharmaceuticals (specialty pharmaceuticals).

The holdings which contributed least to the Fund’s performance during the Period were SodaStream (home beverage carbonation systems), Expedia (online travel services), Panera Bread Company (owner/franchisor bakery café chain), Bombardier (aerospace equipment and services provider) and Cadence Design Systems (software technology and design).

DSM Global Growth & Income Fund

During the period from the inception of the DSM Global Growth & Income Fund on November 12, 2013 through the end of the fourth calendar quarter of 2013 on December 31, 2013, the Fund increased approximately 7.90%.  Over the same

DSM Funds

time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World Index Net was approximately 3.81%.

Performance Factors

At December 31, 2013, the majority of the portfolio was invested in the consumer discretionary, industrials, financials, health care and technology sectors with smaller weightings in the materials, energy and consumer staples sectors.

The major contributors to the Fund’s return during the Period were Tencent Holdings (instant messaging and electronic game platforms), Sands China (operator of casino resorts in Asia), Celgene (specialty pharmaceuticals), Wynn Macau (operator of casino resorts in Asia) and Hutchison Whampoa (industrial conglomerate).

The holdings which contributed least to the Fund’s performance during the Period were Philip Morris International (cigarettes and tobacco products outside US), Publicis Groupe (advertising services), Syngenta (crop protection products and seeds), Sanofi (pharmaceuticals) and Whitbread (UK budget hotel and restaurant chain).

Economic and Market Outlook

Our recent assessment of improved global economic growth remains our most likely case.  A concurrent economic expansion in North America, Europe, Japan and China has tentatively taken hold.  There continues to be a respectable foundation for growth in the United States, as 2014 begins.  Durable goods orders in November were impressive, as were transportation and capital goods spending.  New home sales were strong, while initial jobless claims were most recently reported about as expected.  Retail sales were a bit weaker than expected, in part due to the shorter holiday sales period, but also as a result of modest growth in personal income over the past year.  Clearly end-market demand in the US is still weak when compared to past recoveries, and it can be argued that a significant portion of recent economic growth has been driven by inventory accumulation.  Nevertheless, we believe there is ongoing economic momentum in the US economy as we enter 2014.

The long end of the yield curve has possibly “normalized” due at least in part to the new tapering approach of the Federal Reserve.  That said, ongoing US economic growth is also a cause of rising bond yields.  The thirty year government bond yield has reached a yield of nearly 4% (from a low of 2.8% in 2013), while the ten year yield is about 3% (from a low of 1.6% in 2013).  Given low inflation, and the Federal Reserve’s “tapering program”, we believe each of these bond yields could be higher by year end.

DSM Funds

The impact of rising rates resulting from a growing economy, while inflation remains benign, is generally neutral or even positive to equity markets.  Accordingly, it is not surprising to us that the S&P 500 appreciated to an all-time high.  If economic growth continues, even without being robust, there is a possibility that the Federal Reserve will implement a more rapid taper (reduction) of quantitive easing in 2014.  If that happens, we believe it would be bullish for the equity markets.  On the other hand, the next debt limit discussions are just around the corner.  The government’s ability to borrow will end during the first quarter, although the exact timing is not yet defined.  Nonetheless, in our view, there is only one possible outcome, and that is an increase in the debt limit.

In Europe, strong economic growth during 2014 appears unlikely.  The Eurozone can likely grow about 1% in 2014.  Given 12% unemployment, both labor cost increases and therefore inflation should remain low.  Germany will likely remain the strongest economy in Europe, but even there, annual growth is unlikely to exceed 1.5% to 2%.  The German economy is hampered due to weakness in periphery nations as well as in France.  The French economy might improve in 2014 but would have difficulty reaching even 1% GDP growth.  Accordingly, we believe the European Central Bank will remain very accommodative, reducing the probability of a “tail-risk” event such as an European Union break-up or large-scale financial system problem.

The Japanese economy will likely experience slow growth at a rate similar to Germany’s.  The Bank of Japan, following the Abenomics approach, has also maintained a very accommodative monetary policy.  The resulting weak Yen, will possibly expand Japanese exports and increase corporate profits.  This combination has helped to push the Nikkei to recent new highs.  But tax hikes are on the way in 2014, and the impact of new taxes can only be negative to a fragile Japanese recovery.

We expect 2014 will be more of the same in China, with growth in the 7% range, which compares to approximately 7.5% in 2013.  The closing months of 2013 were a bit slower than many had hoped.  With export markets including Europe (historically China’s largest buyer) softer than expected, China must turn to expanding internal demand to increase GDP growth.  However, government reforms to reduce non-productive investment in infrastructure and production capacity will continue to slow growth.  That said, wages in China are growing rapidly which is additive to internally-generated economic growth.  Finally, there continue to be issues of liquidity within the banking system, as banks and the People’s Bank of China continue to fine tune the use of money markets to manage bank balance sheet funding.  Equity markets will likely become volatile from time-to-time, as a result of liquidity concerns.

DSM Funds
Portfolio Outlook

Consistent with our reports over the past two or more years, we have constructed the DSM Funds’ portfolios based on our view of slow but steady growth in the US and faster growth in the emerging markets.  Thus, our strategy continues to focus on businesses that generate the majority of their weighted revenue in North America and emerging markets.  As mentioned above, we believe Europe’s economic outlook may be stabilizing and beginning to grow a bit as we enter 2014.  As this occurs, we may continue to increase our exposure to Europe as opportunities are identified.

Our ten-person investment team continues to identify, research and model investments that we believe are distinct, high quality, growing and predictable businesses.  We continue to project mid-to-high “teens” earnings growth rates for each portfolio through 2017.  Additionally, we believe the portfolios remain characterized by strong balance sheets and significant free cash flow.

Sincerely,

Stephen Memishian	Daniel Strickberger

Past performance is not a guarantee of future results.

Opinions expressed are those of the Funds and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the possible loss of principal.  The Funds may invest in foreign securities which involve greater volatility, political, economic and currency risks and differences in accounting methods.  These risks are enhanced in emerging markets.  The Global Growth Fund, the Small-Mid Cap Growth Fund and the Global Growth & Income Fund are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in small and mid-size companies involve additional risks such as limited liquidity and greater volatility than large cap stocks.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

DSM Funds

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as a representative of the equity market in general.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The MSCI All Country World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices.  This index includes dividends reinvested net of withholding taxes.  MSCI uses the withholding tax rate applicable to non-resident institutional investors that do not benefit from double taxation treaties.  The Russell 2500 Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Nikkei Index is a price weighted index consisting of 225 companies on the Tokyo Stock Exchange.  You cannot invest directly in an index.

Free cash flow measures the cash generating capability of a company by adding noncash charges (e.g. depreciation) and interest expense to pretax income.  A basis point (bp) is a value equaling one one-hundredth of a percent (1/100 of 1%).

Earnings growth is not a measure of a fund’s future performance.

Must be preceded or accompanied by a prospectus.

DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund are distributed by Quasar Distributors, LLC.

DSM Funds

SECTOR ALLOCATION at December 31, 2013 (Unaudited)

  DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	29.9%
Information Technology	23.6%
Health Care	19.2%
Materials	8.4%
Industrials	6.6%
Financials	6.4%
Consumer Staples	5.6%
Cash*	0.3%
Net Assets	100.0%

*  Represents cash and other assets in excess of liabilities.

  DSM Global Growth Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	27.4%
Information Technology	22.5%
Health Care	14.7%
Industrials	14.4%
Financials	8.8%
Materials	5.9%
Utilities	2.0%
Energy	1.9%
Consumer Staples	2.4%
Cash*	0.0%
Net Assets	100.0%

*  Represents cash and liabilities in excess of assets.

DSM Funds

SECTOR ALLOCATION at December 31, 2013 (Unaudited) (Continued)

  DSM Small-Mid Cap Growth Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	29.1%
Information Technology	21.1%
Financials	15.7%
Health Care	13.1%
Industrials	9.9%
Materials	5.0%
Consumer Staples	4.1%
Energy	2.5%
Cash*	-0.5%
Net Assets	100.0%

*  Represents cash and liabilities in excess of assets.

  DSM Global Growth & Income Fund

Sector Allocation	% of Net Assets

Consumer Discretionary	23.6%
Industrials	18.7%
Financials	16.1%
Health Care	15.3%
Information Technology	11.9%
Materials	7.2%
Energy	4.6%
Consumer Staples	2.3%
Cash*	0.3%
Net Assets	100.0%

*  Represents cash and other assets in excess of liabilities.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 99.7%

Aerospace & Defense: 6.6%
256,550	European Aeronautic
	Defense and Space
	Co. EADS France
	SAS – ADR	$4,912,933
10,825	Precision Castparts
	Corp.	2,915,172
		7,828,105
Beverages: 2.7%
47,250	Monster Beverage
	Corp.*	3,202,133

Biotechnology: 16.6%
33,125	Alexion
	Pharmaceuticals,
	Inc.*	4,407,613
14,250	Biogen Idec, Inc.*	3,986,437
51,025	Celgene Corp.*	8,621,184
9,250	Regeneron
	Pharmaceuticals,
	Inc.*	2,545,970
		19,561,204
Capital Markets: 6.4%
13,875	BlackRock, Inc.	4,391,021
85,500	Invesco, Ltd.	3,112,200
		7,503,221
Chemicals: 8.3%
23,725	Ecolab, Inc.	2,473,806
45,675	Monsanto Co.	5,323,421
15,800	Praxair, Inc.	2,054,474
		9,851,701
Health Care Equipment
& Supplies: 2.6%
7,900	Intuitive
	Surgical, Inc.*	3,034,232

Hotels, Restaurants & Leisure: 10.5%
51,475	Las Vegas Sands Corp.	4,059,833
22,725	Wynn Resorts, Ltd.	4,413,422
51,900	Yum! Brands, Inc.	3,924,159
		12,397,414
Internet & Catalog Retail: 3.9%
3,955	Priceline.com, Inc.*	4,597,292

Internet Software
& Services: 13.3%
79,925	eBay, Inc.*	4,387,083
4,550	Google, Inc. –
	Class A*	5,099,231
96,600	Tencent Holdings,
	Ltd. – ADR	6,222,972
		15,709,286
IT Services: 10.3%
38,525	Cognizant
	Technology
	Solutions Corp. –
	Class A*	3,890,255
4,625	MasterCard, Inc. –
	Class A	3,864,002
19,850	Visa, Inc. – Class A	4,420,198
		12,174,455
Media: 7.5%
46,975	Discovery
	Communications,
	Inc. – Class A*	4,247,479
66,050	Time Warner, Inc.	4,605,006
		8,852,485
Multiline Retail: 3.9%
75,575	Dollar
	General Corp.*	4,558,684

Personal Products: 2.9%
45,975	Estee Lauder Cos,
	Inc. – Class A	3,462,837

Specialty Retail: 2.1%
38,050	TJX Cos, Inc.	2,424,927

Textiles, Apparel &
Luxury Goods: 2.1%
73,450	Swatch Group AG –
	ADR	2,438,540

TOTAL COMMON STOCKS
(Cost $89,839,997)		117,596,516

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited) (Continued)

Shares	Fair Value

SHORT-TERM INVESTMENT: 0.4%
530,009	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.02%1	$530,009

TOTAL SHORT-TERM INVESTMENT
(Cost $530,009)	530,009
TOTAL INVESTMENTS
IN SECURITIES: 100.1%
(Cost $90,370,006)	118,126,525
Liabilities in Excess of
Other Assets: (0.1)%	(142,662)
TOTAL NET ASSETS: 100.0%	$117,983,863

*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2013.
ADR American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 100.0%

Aerospace & Defense: 7.6%
2,010	Airbus Group NV	$154,324
2,060	Safran SA	143,143
		297,467
Beverages: 2.4%
1,395	Monster Beverage
	Corp.*	94,539

Biotechnology: 11.9%
575	Alexion
	Pharmaceuticals, Inc.*	76,510
305	Biogen Idec, Inc.*	85,324
1,345	Celgene Corp.*	227,251
280	Regeneron
	Pharmaceuticals, Inc.*	77,067
		466,152
Capital Markets: 6.9%
362	BlackRock, Inc.	114,562
2,015	Invesco, Ltd.	73,346
310	Partners Group
	Holding AG	82,674
		270,582
Chemicals: 5.9%
1,315	Monsanto Co.	153,263
195	Syngenta AG	77,646
		230,909
Commercial Banks: 1.9%
2,170	HDFC Bank,
	Ltd. – ADR	74,735

Electronic Equipment, Instruments
& Components: 2.6%
3,170	Hexagon AB – Class B	100,198

Energy Equipment & Services: 1.9%
1,645	Eurasia Drilling
	Co., Ltd. – GDR	74,025
Gas Utilities: 2.0%
22,000	China Resources
	Gas Group, Ltd.	76,603

Hotels, Restaurants & Leisure: 13.2%
12,000	Galaxy Entertainment
	Group, Ltd.*	107,630
9,600	Sands China, Ltd.	78,429
2,060	Whitbread PLC	127,957
25,200	Wynn Macau, Ltd.	114,231
1,200	Yum! Brands, Inc.	90,732
		518,979
Industrial Conglomerates: 5.4%
9,000	Beijing Enterprises
	Holdings, Ltd.	89,254
9,000	Hutchison
	Whampoa, Ltd.	122,332
		211,586
Internet & Catalog Retail: 2.9%
98	Priceline.com, Inc.*	113,915

Internet Software & Services: 12.3%
1,780	eBay, Inc.*	97,704
112	Google, Inc. – Class A*	125,520
85	NAVER Corp.	58,312
2,200	Tencent Holdings, Ltd.	140,325
1,405	Yandex NV – Class A*	60,626
		482,487
IT Services: 7.6%
820	Cognizant Technology
	Solutions Corp. –
	Class A*	82,804
129	MasterCard, Inc. –
	Class A	107,774
475	Visa, Inc. – Class A	105,773
		296,351
Media: 5.5%
1,245	Discovery
	Communications, Inc. –
	Class A*	112,573
1,490	Time Warner, Inc.	103,883
		216,456
Multiline Retail: 1.9%
1,260	Dollar General Corp.*	76,003

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited) (Continued)

Shares		Fair Value

COMMON STOCKS: 100.0% (Continued)

Pharmaceuticals: 2.8%
1,455	UCB SA	$108,369

Professional Services: 1.4%
685	DKSH Holding AG	53,215

Specialty Retail: 1.9%
49,600	Chow Tai Fook
	Jewellery Group, Ltd.	73,943

Textiles, Apparel & Luxury Goods: 2.0%
120	Swatch Group AG	79,300

TOTAL COMMON STOCKS
(Cost $3,023,529)		3,915,814
SHORT-TERM INVESTMENT: 1.4%
53,023	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%1	53,023
TOTAL SHORT-TERM INVESTMENT
(Cost $53,023)		53,023
TOTAL INVESTMENTS
IN SECURITIES: 101.4%
(Cost $3,076,552)		3,968,837
Liabilities in Excess of
Other Assets: (1.4)%		(53,001)
TOTAL NET ASSETS: 100.0%		$3,915,836

*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2013.
ADR  American Depository Receipt
GDR  Global Depository Receipt
PLC  Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 100.5%

Aerospace & Defense: 9.9%
1,885	B/E Aerospace, Inc.*	$164,052
19,985	Bombardier, Inc. –
	Class B	86,935
3,605	Hexcel Corp.*	161,107
2,945	Zodiac Aerospace –
	ADR*	104,253
		516,347
Beverages: 4.1%
1,500	Constellation Brands,
	Inc. – Class A*	105,570
1,555	Monster
	Beverage Corp.*	105,382
		210,952
Biotechnology: 7.7%
2,410	Aegerion
	Pharmaceuticals, Inc.*	171,014
7,620	NPS Pharmaceuticals,
	Inc.*	231,343
		402,357
Capital Markets: 13.3%
415	Affiliated Managers
	Group, Inc.*	90,005
1,620	Artisan Partners Asset
	Management, Inc. –
	Class A	105,608
10,870	Julius Baer Group,
	Ltd. – ADR	104,895
4,085	LPL Financial
	Holdings, Inc.	192,118
2,935	SEI Investments Co.	101,933
1,535	Waddell & Reed
	Financial, Inc. –
	Class A	99,959
		694,518
Chemicals: 2.4%
5,165	American
	Vanguard Corp.	125,458

Electronic Equipment
& Instruments: 3.1%
2,110	IPG Photonics Corp.	163,757

Energy Equipment & Services: 2.5%
1,640	Oceaneering
	International, Inc.*	129,363

Hotels, Restaurants & Leisure: 7.0%
5,130	Bloomin’ Brands, Inc.*	123,171
2,535	Cheesecake Factory, Inc.	122,365
2,785	Home Inns & Hotels
	Management, Inc. –
	ADR*	121,537
		367,073
Insurance: 2.4%
3,905	Brown & Brown, Inc.	122,578

Internet & Catalog Retail: 3.8%
1,850	Ctrip.com International,
	Ltd. – ADR*	91,797
1,675	HSN, Inc.*	104,352
		196,149
Internet Software & Services: 6.6%
1,650	SouFun Holdings,
	Ltd. – ADR	135,976
2,545	Yandex NV – Class A*	109,817
1,950	YY, Inc. – ADR*	98,046
		343,839
IT Services: 6.0%
3,075	Cardtronics, Inc.*	133,609
1,960	Syntel, Inc.	178,262
		311,871
Media: 7.3%
1,800	AMC Networks, Inc. –
	Class A*	122,598
8,475	Interpublic Group of
	Companies, Inc.	150,008
1,245	Scripps Networks
	Interactive, Inc. –
	Class A	107,580
		380,186

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited) (Continued)

Shares		Fair Value

COMMON STOCKS: 100.5% (Continued)

Metals & Mining: 2.6%
2,195	Carpenter Technology
	Corp.	$136,529

Pharmaceuticals: 5.4%
1,855	Salix Pharmaceuticals,
	Ltd.*	166,839
3,000	UCB SA – ADR	111,675
		278,514
Software: 5.4%
10,715	Cadence Design
	Systems, Inc.*	150,224
3,430	SolarWinds, Inc.*	129,757
		279,981
Specialty Retail: 11.0%
2,755	Dick’s Sporting
	Goods, Inc.	160,066
3,200	Foot Locker, Inc.	132,608
3,260	GNC Holdings, Inc. –
	Class A	190,547
920	Ulta Salon Cosmetics &
	Fragrance, Inc.*	88,798
		572,019
TOTAL COMMON STOCKS
(Cost $4,521,848)		5,231,491
SHORT-TERM INVESTMENT: 0.9%
47,131	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%1	47,131

TOTAL SHORT-TERM INVESTMENT
(Cost $47,131)		47,131
TOTAL INVESTMENTS
IN SECURITIES: 101.4%
(Cost $4,568,979)		5,278,622
Liabilities in Excess of
Other Assets: (1.4)%		(70,654)
TOTAL NET ASSETS: 100.0%		$5,207,968

*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2013.
ADR  American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 99.7%

Aerospace & Defense: 7.9%
1,615	Airbud Group NV	$123,997
1,875	Safran SA	130,288
		254,285
Beverages: 2.3%
1,105	Monster Beverage
	Corp.*	74,886

Biotechnology: 6.9%
1,320	Celgene Corp.*	223,027

Capital Markets: 16.1%
420	BlackRock, Inc.	132,917
2,600	IGM Financial, Inc.*	137,288
2,395	Julius Baer
	Group Ltd.	115,018
500	Partners Group
	Holding AG	133,345
		518,568
Chemicals: 7.2%
1,100	Monsanto Co.	128,205
257	Syngenta AG	102,333
		230,538
Hotels, Restaurants
& Leisure: 11.2%
12,400	Sands China, Ltd.	101,304
805	Whitbread PLC	50,003
24,000	Wynn Macau, Ltd.	108,791
1,325	Yum! Brands, Inc.	100,183
		360,281
Industrial Conglomerates: 8.0%
4,805	General Electric Co.	134,684
9,000	Hutchison
	Whampoa, Ltd.	122,332
		257,016
Internet & Catalog Retail: 2.5%
68	Priceline.com, Inc.*	79,043

Internet Software & Services: 10.0%
1,430	eBay, Inc.*	78,492
90	Google, Inc. – Class A*	100,864
2,200	Tencent
	Holdings, Ltd.	140,325
		319,681
IT Services: 2.0%
630	Cognizant Technology
	Solutions Corp. –
	Class A*	63,617
Media: 7.3%
1,685	Omnicom Group, Inc.	125,313
1,565	Time Warner, Inc.	109,112
		234,425
Oil, Gas & Consumable Fuels: 4.6%
4,100	Kinder Morgan, Inc.	147,600
Pharmaceuticals: 8.3%
1,435	Novartis AG	114,536
465	Sanofi	49,334
1,400	UCB SA	104,273
		268,143
Professional Services: 2.8%
39	SGS SA	89,713

Textiles, Apparel &
Luxury Goods: 2.6%
126	Swatch Group AG	83,266

TOTAL COMMON STOCKS
(Cost $3,001,700)		3,204,089

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

SCHEDULE OF INVESTMENTS at December 31, 2013 (Unaudited) (Continued)

Shares	Fair Value

SHORT-TERM INVESTMENT: 0.6%
19,253	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.02%1	$19,253

TOTAL SHORT-TERM INVESTMENT
(Cost $19,253)	19,253
TOTAL INVESTMENTS
IN SECURITIES: 100.3%
(Cost $3,020,953)	3,223,342
Liabilities in Excess of
Other Assets: (0.3)%	(10,677)
TOTAL NET ASSETS: 100.0%	$3,212,665

*	Non-income producing security.
1	Annualized seven-day yield as of December 31, 2013.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp.

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2013 (Unaudited)

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
ASSETS:
Investments in securities, at value
(Cost $90,370,006 and $3,076,552, respectively)	$118,126,525	$3,968,837
Receivables:
Dividends and interest receivable	9,104	3,465
Return of capital receivable	12,312	—
Due from Adviser	—	12,565
Securities sold	453,147	4,541
Fund shares sold	73,970	—
Prepaid expenses and other assets	43,810	10,124
Total assets	118,718,868	3,999,532

LIABILITIES:
Payables:
Investment securities purchased	450,916	24,822
Investment advisory fees, net	69,458	—
Due to custodian	177,343	27,664
Audit fees	10,455	10,477
Printing and mailing fees	—	493
Trustee fees	—	347
Transfer agent fees	9,944	2,021
Chief Compliance Officer fees	592	2,046
Legal fees	2,309	2,301
Custody fees	4,029	11,955
Registration fees	2,511	—
Shareholder servicing fees	6,381	505
Other accrued expenses	1,067	1,065
Total liabilities	735,005	83,696
NET ASSETS	$117,983,863	$3,915,836

COMPONENTS OF NET ASSETS:
Paid-in capital	$89,317,214	$2,896,064
Accumulated undistributed
net investment loss	(781)	(8,045)
Accumulated net realized
gain on investments	910,911	135,521
Net unrealized appreciation
of investments	27,756,519	892,296
Net assets	$117,983,863	$3,915,836
Net Asset Value (unlimited shares authorized):
Net assets	$117,983,863	$3,915,836
Shares of beneficial interest issued
and outstanding	4,019,736	196,993
Net asset value, offering and redemption
price per share	$29.35	$19.88

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2013 (Unaudited)

	DSM Small-Mid	DSM Global
	Cap Growth	Growth & Income
	Fund	Fund
ASSETS:
Investments in securities, at value (Cost
$4,568,979 and $3,020,953, respectively)	$5,278,622	$3,223,342
Foreign Currency (Cost $477)	478	—
Receivables:
Dividends and interest receivable	905	3,011
Due from Adviser	9,610	17,719
Securities sold	56,497	—
Prepaid expenses and other assets	4,804	—
Total assets	5,350,916	3,244,072

LIABILITIES:
Payables:
Investment securities purchased	55,749	—
Due to custodian	8,483	—
Audit fees	16,661	9,039
Printing and mailing fees	8,015	2,507
Fund accounting fees	2,047	4,995
Administration fees	1,409	4,282
Trustee fees	—	618
Transfer agent fees	3,477	2,854
Chief Compliance Officer fees	8,422	1,427
Legal fees	745	476
Custody fees	—	952
Registration fees	33,633	2,902
Shareholder servicing fees	605	347
Other accrued expenses	3,702	1,008
Total liablities	142,948	31,407
NET ASSETS	$5,207,968	$3,212,665

COMPONENTS OF NET ASSETS:
Paid-in capital	$4,245,657	$3,000,857
Accumulated undistributed
net investment loss	(12,692)	(255)
Accumulated net realized
gain on investments	265,360	9,674
Net unrealized appreciation of investments	709,643	202,389
Net assets	$5,207,968	$3,212,665
Net Asset Value (unlimited shares authorized):
Net assets	$5,207,968	$3,212,665
Shares of beneficial interest issued
and outstanding	278,165	198,578
Net asset value, offering and redemption
price per share	$18.72	$16.18

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2013 (Unaudited)

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding tax
of $0 and $208, respectively)	$468,396	$12,896
Interest	113	4
Total investment income	468,509	12,900

Expenses:
Investment advisory fees	370,213	15,709
Administration fees	35,007	18,268
Registration fees	21,728	8,811
Transfer agent fees	16,773	9,654
Fund accounting fees	15,010	15,073
Audit fees	10,681	10,702
Printing and mailing fees	3,385	1,335
Chief Compliance Officer fees	3,930	6,052
Legal fees	3,325	3,146
Custodian fees	7,573	20,698
Insurance fees	1,090	852
Trustees fees	2,024	1,708
Shareholder servicing fees	6,381	505
Miscellaneous expenses	6,660	2,041
Total expenses	503,780	114,554
Less: Expenses
waived or reimbursed	(34,843)	(93,609)
Net expenses	468,937	20,945
Net investment loss	(428)	(8,045)

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments
and foreign currency	3,660,310	200,118
Net change in unrealized appreciation
of investments and foreign currency	17,451,044	607,234
Net realized and unrealized
gain on investments	21,111,354	807,352
Net increase in net assets
resulting from operations	$21,110,926	$799,307

The accompanying notes are an integral part of these financial statements.

DSM Funds

STATEMENTS OF OPERATIONS For the Six Months Ended December 31, 2013 (Unaudited)

	DSM Small-Mid	DSM Global
	Cap Growth	Growth & Income
	Fund	Fund*
INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding tax
of $0 and $355, respectively)	$14,039	$4,514
Interest	7	4
Total investment income	14,046	4,518

Expenses:
Investment advisory fees	20,926	3,128
Administration fees	15,278	4,282
Registration fees	21,939	3,402
Transfer agent fees	10,476	2,854
Fund accounting fees	12,355	4,995
Audit fees	18,799	9,039
Printing and mailing fees	5,806	2,507
Chief Compliance Officer fees	11,076	1,427
Legal fees	1,766	476
Custodian fees	2,744	952
Insurance fees	1,855	714
Trustees fees	2,063	618
Shareholder servicing fees	605	347
Miscellaneous expenses	2,326	713
Total expenses	128,014	35,454
Less: Expenses
waived or reimbursed	(101,276)	(31,620)
Net expenses	26,738	3,834
Net investment income/(loss)	(12,692)	684

REALIZED & UNREALIZED GAIN/LOSS ON INVESTMENTS
Net realized gain on investments
and foreign currency	386,285	9,674
Net change in unrealized appreciation
of investments and foreign currency	704,195	202,389
Net realized and unrealized
gain on investments	1,090,480	212,063
Net increase in net assets
resulting from operations	$1,077,788	$212,747

* Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,
	2013	Year Ended
	(Unaudited)	June 30, 2013
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(428)	$152,661
Net realized gain (loss) on investments	3,660,310	1,161,841
Net change in unrealized appreciation
of investments	17,451,044	5,049,301
Net increase in net assets resulting
from operations	21,110,926	6,363,803

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(111,466)	—
From net realized gain on investments	(2,466,714)	—
Total distributions to shareholders	(2,578,180)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	20,868,976	42,288,585
Total increase in net assets	39,401,722	48,652,388

NET ASSETS
Beginning of period	78,582,141	29,929,753
End of period	$117,983,863	$78,582,141
Undistributed net investment income (loss)	$(781)	$111,113

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2013			Year Ended
	(Unaudited)			June 30, 2013
	Shares	Value		Shares	Value
Shares sold	844,964	$22,601,360		2,069,078	$48,214,833
Reinvested
dividends	83,088	2,324,786		—	—
Shares redeemed	(148,211)	(4,057,170	)*	(267,506)	(5,926,248)
	779,841	$20,868,976		1,801,572	$42,288,585
Beginning Shares	3,239,895
Ending Shares	4,019,736

*	Net of redemption fee of $178.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,
	2013	Year Ended
	(Unaudited)	June 30, 2013
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(8,045)	$5,414
Net realized gain on investments	200,118	79,469
Net change in unrealized appreciation
of investments	607,234	333,714
Net increase in net assets resulting
from operations	799,307	418,597

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(7,509)
From net realized gain on investments	(126,959)	—
Total distributions to shareholders	(126,959)	(7,509)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	126,813	332,494
Total increase in net assets	799,161	743,582

NET ASSETS
Beginning of period	3,116,675	2,373,093
End of period	$3,915,836	$3,116,675
Undistributed net investment income (loss)	$(8,045)	$—

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2013		Year Ended
	(Unaudited)		June 30, 2013
	Shares	Value	Shares	Value
Shares sold	—	$—	20,242	$325,000
Reinvested
dividends	6,700	126,959	494	7,509
Shares redeemed	(7)	(146)	(1)	(15)
	6,693	$126,813	20,735	$332,494
Beginning Shares	190,300
Ending Shares	196,993

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31,
	2013	Period Ended
	(Unaudited)	June 30, 2013*
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(12,692)	$(994)
Net realized gain on investments	386,285	22,024
Net change in unrealized appreciation
of investments	704,195	5,448
Net increase in net assets resulting
from operations	1,077,788	26,478

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(141,955)	—
Total distributions to shareholders	(141,955)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	288,638	3,957,019
Total increase in net assets	1,224,471	3,983,497

NET ASSETS
Beginning of period	3,983,497	—
End of period	$5,207,968	$3,983,497
Undistributed net investment income (loss)	$(12,692)	$—

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2013		Year Ended
	(Unaudited)		June 30, 2013
	Shares	Value	Shares	Value
Shares sold	9,013	$150,000	261,338	$3,957,019
Reinvested
dividends	7,816	138,663	—	—
Shares redeemed	(2)	(25)	—	—
	16,827	$288,638	261,338	$3,957,019
Beginning Shares	261,338
Ending Shares	278,165

*	Fund commenced operations on May 9, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
December 31,
2013*
(Unaudited)
INCREASE/DECREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$684
Net realized gain on investments	9,674
Net change in unrealized appreciation of investments	202,389
Net increase in net assets resulting from operations	212,747

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(939)
Total distributions to shareholders	(939)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting from
capital share transactions (a)	3,000,857
Total increase in net assets	3,212,665

NET ASSETS
Beginning of period	—
End of period	$3,212,665
Undistributed net investment income (loss)	$(255)

(a)	Summary of capital share transactions is as follows:

	Period Ended
	December 31, 2013
	(Unaudited)
	Shares	Amount
Shares sold	198,524	$3,000,025
Reinvested
dividends	61	939
Shares redeemed	(7)	(107)
	198,578	$3,000,857
Beginning Shares	—
Ending Shares	198,578

*	Fund commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Institutional Class
	Six Months
	Ended					Period
	December 31,					Ended
	2013		Year Ended June 30,			June 30,
	(Unaudited)		2013	2012	2011	2010*
Net asset value,
at beginning of period/year	$24.25		$20.81	$20.53	$15.32	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	(0.00	)**	0.07	(0.04)	(0.05)	(0.04)
Net realized and unrealized
gain/loss on investments	5.75		3.37	1.15	5.34	0.36
Total from
investment operations	5.75		3.44	1.11	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net
investment income	(0.03)		—	—	—	—
Distributions from
net realized gain	(0.62)		—	(0.83)	(0.08)	—
Total distributions	(0.65)		—	(0.83)	(0.08)	—
Proceeds from redemption
fees collected	0.00	**	—	—	0.00 **	—
Net asset value, end
of period/year	$29.35		$24.25	$20.81	$20.53	$15.32
Total return	23.84	%2	16.53%	6.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets, at end
of period/year (000,000’s)	$118.0		$78.6	$29.9	$26.6	$8.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.02	%3	1.23%	1.66%	1.84%	5.01	%3
Expenses after fees waived4	0.95	%3	0.95%	1.08%	1.10%	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(0.07	)%3	0.02%	(0.80)%	(1.01)%	(4.17	)%3
After fees waived	(0.00	)%3	0.30%	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	34	%2	71%	59%	77%	73	%2

*	Fund commenced operation on August 28, 2009.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Institutional Class
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2013		June 30,	June 30,
	(Unaudited)		2013	2012	*
Net asset value, at beginning of period/year	$16.38		$14.00	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	(0.04)		0.03	0.01
Net realized and unrealized
gain/loss on investments	4.21		2.39	(1.01)
Total from investment operations	4.17		2.42	(1.00)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net investment income	—		(0.04)	—
Distributions from realized gains	(0.67)		—	—
Total distributions	(0.67)		(0.04)	—
Net asset value, end of period/year	$19.88		$16.38	$14.00
Total return	25.64	%2	17.33%	(6.67	)%2

SUPPLEMENTAL DATA
Net assets, at end of period/year (000,000’s)	$3.9		$3.1	$2.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	6.56	%3	7.46%	18.41	%3
Expenses after fees waived	1.20	%3	1.20%	1.20	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(5.82	)%3	(6.07)%	(16.95	)%3
After fees waived	(0.46	)%3	0.19%	0.26	%3
Portfolio turnover rate	48	%2	114%	9	%2

*	Fund commenced operation on March 28, 2012.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Small-Mid Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Six Months Ended
	December 31,		Period Ended
	2013		June 30,
	(Unaudited)		2013*
Net asset value, at beginning of period	$15.24		$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	(0.05)		(0.00	)**
Net realized and unrealized gain/loss on investments	4.06		0.24
Total from investment operations	4.01		0.24

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net realized gain on investments	(0.53)		—
Total distributions to shareholders	(0.53)		—
Net asset value, end of period	$18.72		$15.24
Total return	26.50	%2	1.60	%2

SUPPLEMENTAL DATA
Net assets, at end of period (000,000’s)	$5.2		$4.0

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	5.51	%3	12.17	%3
Expenses after fees waived	1.15	%3	1.15	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(4.90	)%3	(11.21	)%3
After fees waived	(0.54	)%3	(0.19	)%3
Portfolio turnover rate	79	%2	22	%2

*	Fund commenced operations on May 9, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth & Income Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Institutional Class
	Period Ended
	December 31,
	2013*
	(Unaudited)
Net asset value, at beginning of period	$15.00

INCOME/LOSS FROM INVESTMENT OPERATIONS
Net investment income/loss1	0.00	**
Net realized and unrealized gain/loss on investments	1.18
Total from investment operations	1.18

DISTRIBUTIONS TO SHAREHOLDERS FROM
From net investment income	(0.00	)**
From net realized gain on investments	—
Total distributions to shareholders	0.00	**
Net asset value, end of period	$16.18
Total return	7.90	%2

SUPPLEMENTAL DATA
Net assets, at end of period (000,000’s)	$3.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	10.20	%3
Expenses after fees waived	1.10	%3

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(8.90	)%3
After fees waived	0.20	%3
Portfolio turnover rate	3	%2

*	Fund commenced operation on November 12, 2013.
**	Amount is less than $0.005 per share.
1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.

The accompanying notes are an integral part of these financial statements.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited)

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund, a diversified Fund, and DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund and DSM Global Growth & Income Fund, non-diversified funds, or collectively (the “Funds”), are series of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund commenced operations on August 28, 2009, March 28, 2012, May 9, 2013 and November 12, 2013, respectively.

The DSM Large Cap Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

The DSM Small-Mid Cap Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of small and mid-sized capitalization companies.

The DSM Global Growth & Income’s investment objective is to seek long term capital appreciation and current income.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% if which will be invested in foreign companies, including emerging markets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth Fund
Common Stock^	$117,596,516	$—	$—	$117,596,516
Short-Term
Investments	530,009	—	—	530,009
Total Investments
in Securities	$118,126,525	$—	$—	$118,126,525

^	See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2013 for the DSM Large Cap Growth Fund.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
DSM Global
Growth Fund
Common Stock^	$3,915,814	$—	$—	$3,915,814
Short-Term
Investments	53,023	—	—	53,023
Total Investments
in Securities	$3,968,837	$—	$—	$3,968,837

^	See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the six months ended December 31, 2013 for the DSM Global Growth Fund.

	Level 1	Level 2		Level 3	Total
DSM Small-Mid
Cap Growth Fund
Common Stock^	$5,015,563	$215,928	*	$—	$5,231,491
Short-Term
Investments	47,131	—		—	47,131
Total Investments
in Securities	$5,062,694	$215,928		$—	$5,278,622

^	See Schedule of Investments for industry breakouts.
*	Level 2 Common Stock securities are related to the Aerospace & Defense and Pharmaceutical industries.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There was a transfer of $111,675 out of Level 1 into Level 2 due to a decrease in trading activity.

	Level 1	Level 2	Level 3	Total
DSM Global Growth
& Income Fund
Common Stock^	$3,204,089	$—	$—	$3,204,089
Short-Term
Investments	19,253	—	—	19,253
Total Investments
in Securities	$3,223,342	$—	$—	$3,223,342

^	See Schedule of Investments for industry breakouts.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  There were no transfers into or out of Level 1, 2, or 3 during the period ended December 31, 2013 for the DSM Global Growth & Income Fund.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Funds’ next taxable

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

year.  As of June 30, 2013, the DSM Large Cap Growth Fund had post-October losses of $80,415.  The DSM Global Growth and DSM Small-Mid Cap Growth Funds had no post-October losses to report.  None of the Funds deferred, on a tax basis, post-December late year losses.  At June 30, 2013, none of the Funds had short-term or long-term capital loss carry forwards.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2012 or expected to be taken in the Funds’ 2013 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash and other assets, minus all liabilities (including

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Funds is equal to the Funds’ net asset value per share.  The Funds charge a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.
Recent Issued Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.  This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The guidance requires retrospective application for all comparative periods presented.  Management has evaluated ASU 23013-01 and determined there is no impact to the Funds.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

Advisor is entitled to a monthly fee at the annual rate of 0.75% for DSM Large Cap Growth, 0.90% for DSM Global Growth, 0.90% for DSM Small-Mid Cap Growth and 0.90% for DSM Global Growth & Income, based upon the average daily net assets of the Funds.  For the period ended December 31, 2013, the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth & Income Funds incurred $370,213, $15,709, $20,926 and $3,128 in advisory fees, respectively.

The Advisor has contractually agreed to limit the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth and Income Fund’s annual ratios of expenses to 0.95%, 1.20%,1.15% and 1.10%, respectively, of their average daily net assets.  The contract terms are indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by each Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At December 31, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth, DSM Global Growth, DSM Small-Mid Cap Growth and DSM Global Growth & Income Funds that may be recouped was $467,849, $329,140, $159,443 and $31,620, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2014	2015	2016	2017
DSM Large Cap
Growth Fund	$137,808	$156,401	$138,797	$34,843
DSM Global Growth Fund	—	60,955	174,576	93,609
DSM Small-Mid
Cap Growth Fund	—	—	58,167	101,276
DSM Global Growth
& Income Fund	—	—	—	31,620

The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.

The Officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the period ended December 31, 2013 are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, other than short-term investments, for the period ended December 31, 2013 are summarized below:

Fund	Purchases	Sales
DSM Large Cap Growth Fund	$51,440,371	$32,918,940
DSM Global Growth Fund	1,658,281	1,698,330
DSM Small-Mid Cap Growth Fund	3,722,595	3,650,365
DSM Global Growth & Income Fund	3,146,599	154,574

There were no purchases or sales of U.S. Government obligations for the period ended December 31, 2013.

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

	DSM	DSM	DSM
	Large	Global	Small-Mid
	Cap Growth	Growth	Cap Growth
Cost of investments	$71,846,064	$2,911,076	$3,974,638
Gross tax unrealized
appreciation	10,925,672	350,731	109,584
Gross tax unrealized
depreciation	(822,467)	(65,880)	(104,136)
Net tax unrealized
appreciation (depreciation)	10,103,205	284,851	5,448
Other unrealized	—	(5)	—
Undistributed ordinary income	111,113	62,578	21,030
Undistributed long-term
capital gains	—	—	—
Total distributable earnings	111,113	62,578	21,030
Other accumulated gain (loss)	(80,415)	—	—
Total accumulated gain (loss)	$10,133,903	$347,424	$26,478

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended December 31, 2013 was as follows:

				DSM
	DSM	DSM	DSM	Global
	Large Cap	Global	Small-Mid	Growth &
	Growth	Growth	Cap Growth	Income*
Distributions
paid from:
Ordinary income	$1,359,855	$62,758	$141,955	$939
Long-term
capital gain	1,218,325	64,380	—	—
	$2,578,180	$127,138	$141,955	$939

DSM Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2013 (Unaudited) (Continued)

The tax character of distributions paid during the year ended June 30, 2013 was as follows:

	DSM	DSM	DSM
	Large Cap	Global	Small-Mid
	Growth	Growth	Cap Growth**
Distributions
paid from:
Ordinary income	$—	$7,509	$—
Long-term
capital gain	—	—	—
	$—	$7,509	$—

*	Fund commenced operations on November 12, 2013.
**	Fund commenced operations on May 9, 2013.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. has made available to the DSM Large Cap Growth and DSM Global Growth Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes.  The maximum amount available was $7,000,000 for the DSM Large Cap Growth Fund and $300,000 for DSM Global Growth Fund.  Advances are not collateralized by a first lien against the Funds’ assets.  During the six months ended December 31, 2013, neither of the aforementioned Funds utilized their lines of credit facility.  There is no credit line in place for either the DSM Small-Mid Cap Growth Fund or the DSM Global Growth & Income Fund.

DSM Funds

EXPENSE EXAMPLE For the Six Months Ended December 31, 2013 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund and/or DSM Small-Mid Cap Growth Fund and/or DSM Global Growth & Income Fund, collectively (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/13 – 12/31/13) for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund and (11/12/13 – 12/31/13) for DSM Global Growth & Income Fund.

Actual Expenses
The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, the Fund’s transfer agent currently charges a $15.00 fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not

DSM Funds

EXPENSE EXAMPLE For the Period Ended December 31, 2013 (Unaudited) (Continued)

be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.

Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13*
Actual	$1,000.00	$1,238.40	$5.36
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,020.42	$4.84

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13*
Actual	$1,000.00	$1,256.40	$6.82
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.16	$6.11

DSM Small-Mid Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13*
Actual	$1,000.00	$1,265.00	$6.57
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.41	$5.85

DSM Funds

EXPENSE EXAMPLE For the Period Ended December 31, 2013 (Unaudited) (Continued)

DSM Global Growth & Income Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/13	12/31/13	7/1/13 – 12/31/13**
Actual	$1,000.00	$1,079.00	$1.54
Hypothetical (5% annual
return before expenses)	$1,000.00	$1,019.66	$5.60

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund.  The annualized expense ratios for the period for DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund were 0.95%, 1.20% and 1.15%, respectfully.  The dollar amounts shown as expenses paid are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

**
The actual expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 49/365 to reflect the period from November 12, 2013 to December 31, 2013, the Fund’s commencement of operations date to the end of the period.  The hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.10% multiplied by 184/365 to reflect the most recent six-month period.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

DSM Large Cap Growth Fund
DSM Global Growth Fund

At a meeting held on August 12 and 13, 2013, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the DSM Large Cap Growth Fund and DSM Global Growth Fund (the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”) with DSM Capital Partners LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding each of the Funds, the Advisor and the services provided by the Advisor to each Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of each of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed both the short-term and long-term performance of each of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.

For the Large Cap Growth Fund, the Board noted that the Fund significantly outperformed its peer group median for the one-year and three-year time periods.  The Trustees also considered the Fund’s slight underperformance compared to its similarly managed accounts for the one-year and three-year time periods, but found the differences to be reasonable.

For the Global Growth Fund, the Board noted that the Fund performed in line with its peer group median for the one-year time period.  The Board took into consideration the short period of time the Fund had been operational.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

For the Large Cap Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.95% and 1.20% for its Institutional Class and Retail Class, respectively.  The Trustees noted that the Fund’s advisory fees were in line with its peer group median, while the net expense ratio was slightly below its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of comparative performance and advisory fee information.

For the Global Growth Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.20% and 1.45% for its Institutional Class and Retail Class of shares, respectively.  The Trustees noted that the Fund’s advisory fees were above its peer group median, while the net expense ratio was at its peer group median.  The Board concluded that, as the Fund was relatively new, the fees paid to the Advisor were not unreasonable.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Funds.  The Trustees found that the fees charged to each Fund were in line with the fees charged by the Advisor to its similarly managed institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of each Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation.  The Board concluded that there were no additional effective economies of scale to be shared with the Funds at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional benefits derived by the Advisor from its relationship with the Funds, particularly benefits received in exchange for “soft dollars.”  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of each Fund and its shareholders.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

DSM Global Growth & Income Fund

At a meeting held on August 12 and 13, 2013, the Board (which is comprised of five persons all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the DSM Global Growth & Income Fund (the “Fund”), a new series of Professionally Managed Portfolios, with DSM Capital Partners LLC (the “Advisor” or “DSM”).  At this meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services to be provided by the Advisor to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees discussed the nature, extent and quality of the Advisor’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board reviewed the proposed services DSM would provide to the Fund, noting to what degree those services extended beyond portfolio management and the receipt of any additional fees by DSM.  The Trustees also considered the structure of DSM’s compliance procedures and the trading capability of DSM.  After reviewing DSM’s compliance policies and procedures, including DSM’s proposal with respect to risk oversight of the Fund, the Board concluded that the policies and procedures were reasonably designed to prevent a violation of the federal securities laws.  The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided would be satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor.  As the Fund was newly created, the Board was unable to review the performance of the Fund.  The Board did consider DSM’s performance history with respect to similarly managed separate accounts.

DSM Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

3.
Costs of Services Provided and Profits Realized by DSM.  The Board noted that the proposed advisory fee as a percentage of average daily net assets was 0.90% for the Fund.  The Board also noted that the Advisor agreed to enter into an agreement to limit the annual expense ratio of the Fund’s average daily net assets to 1.10% and 1.35% for its Institutional Class and Retail Class shares, respectively.  The Board also considered the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fee charged for those management services to the proposed fees for the Fund.  The Board concluded that the fees to be received by DSM were fair and reasonable.

4.
Economies of Scale.  The Board also considered that economies of scale could be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitations and also noted that DSM had agreed to institute a breakpoint in the advisory fee for the Fund.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Trustees discussed the likely overall profitability of DSM from managing the new Fund.  In assessing possible profitability, the Trustees reviewed DSM’s financial information and took into account both the likely direct and indirect benefits to DSM from advising the Fund, including soft dollars and Rule 12b-1 distribution fees.  The Trustees concluded that DSM’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, DSM would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather, the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable.  The Board therefore determined that the Advisory Agreement would be in the best interests of the Fund and its shareholders.

DSM Funds

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Qs are available without charge, upon request, by calling toll-free at (877) 862-9555. Furthermore, you can obtain appropriate Form N-Qs on the SEC’s website at www.sec.gov. In addition, the Funds disclose their top ten and complete portfolio holdings on their website at www.dsmfunds.com within 60 days after quarter-end. The quarter-end top ten and complete portfolio holdings for the Funds will remain posted on the website until the following quarter-end portfolio holdings are posted.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUNDS’ TRUSTEES

The Statement of Additional Information (“SAI”) includes information about the Funds’ Trustees and is available without charge, upon request, by calling (877) 862-9555.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.dsmfunds.com.

DSM Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public personal information about you from the following sources:

●    Information we receive about you on applications or other forms;

●   Information you give us verbally; and/or

●   Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, NY  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
PAUL HASTINGS LLP
75 East 55th Street, Floor 15
New York, NY  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

DSM Small-Mid Cap Growth Fund
Symbol – DSMMX
CUSIP – 74316J433

DSM Global Growth & Income Fund
Symbol – DSMYX
CUSIP – 74316J383

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                           Professionally Managed Portfolios

By (Signature and Title)*                   /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Elaine E. Richards
Elaine E. Richards, President

Date     March 7, 2014

By (Signature and Title)*                   /s/Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date     March 7, 2014

* Print the name and title of each signing officer under his or her signature.